Restructuring Expenses (Details) (USD $)	12 Months Ended						3 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Research and development expense [Member]	Dec. 31, 2009 Research and development expense [Member]	Dec. 31, 2011 General and administrative expense [Member]	Dec. 31, 2009 General and administrative expense [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Research and development expense [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] General and administrative expense [Member]	Dec. 31, 2011 Severance Benefits [Member]	Dec. 31, 2010 Severance Benefits [Member]	Jun. 30, 2012 Severance Benefits [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2011 Severance Benefits [Member] 2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Estimated charge for personnel related termination costs										$ 2,000,000
Personnel-related termination costs	1,700,000	900,000	800,000	600,000	900,000	300,000	1,700,000	800,000	900,000
Number of employees by which headcount is reduced		34
Summarizes activity related to accrued severance benefits [Abstract]
Charges to operations												(1,382,000)	1,716,000
Charges paid													172,000
Balance at June 30, 2012										$ 1,774,000	$ 0	$ 162,000	$ 1,544,000